SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF SIGNIFICANT EXPENSE CATEGORIES REGULARLY REVIEWED BY THE CODM

The table below summarizes the significant expense categories regularly reviewed by the CODM for the six-months ended June 30, 2025 and 2024.

	Six Months Ended June 30
	2025	2024

Significant segment expenses:
Payroll and payroll related (*)	132	37
Subcontractors and consultants (*)	228	261
Professional services (*)	130	120
Other	265	151
Other segment items:
Share-based compensation	150	5
Loss (income) from change in fair value of convertible securities	326	379
Interest expense	-	18
Other expense, net	51	5
Deferred issuance costs	(88)	(91)
Net loss (income) from discontinued operations	58	(14)
Net loss	$1,252	$871

(*)	Excluding share-based compensation expenses and including costs capitalized as deferred issuance costs.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Significant segment expenses
Payroll and payroll related (*)	$77	$62
Subcontractors and consultants (*)	444	737
Professional services (*)	583	142
Other	224	167
Other segment items:
Share-based compensation	10	39
Loss (income) from change in fair value of convertible securities	443	(219)
Interest expense	29	49
Other expense, net	2	28
Deferred issuance costs	(260)	-
Net loss (income) from discontinued operations	(20)	46
Net loss	$(1,532)	$(1,051)

(*)	Excluding share-based compensation expenses and including costs capitalized as deferred issuance costs.